UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
February 28, 2023
Mortgage-Backed Securities
Multi-Sector Account Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
HIGHLIGHTS
The Mortgage-Backed Securities Multi-Sector Account Portfolio produced negative returns and underperformed its benchmark during the 12-month period ended February 28, 2023.
Mortgage-backed securities (MBS) lost ground during the period as the Federal Reserve raised interest rates and began reducing its holdings in the mortgage sector as part of its campaign to battle elevated inflation.
Security selection was a major detractor from relative performance, while the portfolio’s bias for higher-coupon securities aided results.
In the near term, MBS could face headwinds from rate volatility, but technical factors are still supportive, given the rise in mortgage rates, which has greatly curbed origination.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
Market Commentary

Dear Investor
Nearly all major global stock and bond indexes declined
during your fund’s fiscal year, the 12-month period ended
February 28, 2023, as investors contended with persistently
high inflation, tightening financial conditions, and slowing economic and corporate earnings growth. The downturn was
most pronounced in the first half of the period, with many
sectors partially rebounding over the final six months as
recession fears receded somewhat.
For the 12-month period, value shares declined but generally outperformed growth stocks as rising interest rates put
downward pressure on growth stock valuations. European
equities outperformed most other regions, and emerging
markets stocks generally underperformed shares in developed
markets. Meanwhile, most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for
U.S. investors in international securities. Within the S&P 500
Index, energy was a bright spot, gaining more than 20% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over supply shortages. Conversely, communication
services and consumer discretionary shares suffered the
largest declines.
Elevated inflation remained a leading concern for investors
throughout the period, although there were signs that price
increases were moderating by period-end. January’s consumer
price index data (the latest available in our reporting period)
showed a headline inflation rate of 6.4% on a 12-month basis, the lowest level since October 2021 but still well above the
Federal Reserve’s 2% long-term target.
In response to the high inflation readings, the Fed raised its short-term lending benchmark from near zero in March 2022
to a target range of 4.50% to 4.75% by the end of the period, the highest since 2007. The Fed stepped down to a 25-basis-
point increase in February after a series of historically large
75-basis-point hikes in 2022, but policymakers indicated that further rate increases are needed to curb inflation.
Bond yields increased considerably across the U.S. Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year note climbing from 1.83%
at the start of the period to 3.92% at the end of February.
Significant inversions in the yield curve, which are often
considered a warning sign of a coming recession, occurred
during the period as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market.
Municipal bonds were pressured by higher Treasury yields, but the tax-free sector held up better than Treasuries during the period. Although municipals experienced outflows, a drop in
new issuance amid higher borrowing costs provided technical
support.
As the period came to an end, the economic backdrop
appeared mixed. Corporate earnings declined 4.6% in the
fourth quarter for the year-over-year period, according to
FactSet, the first decline in earnings since the third quarter of
2020. However, the U.S. jobs market remained resilient, with the unemployment rate reaching its lowest level since 1969,
and corporate and household balance sheets appeared strong.
Moreover, China’s decision near the end of 2022 to ease its
strict pandemic-related restrictions spurred hopes that the
reopening of the world’s second-largest economy would boost
global growth.
While the U.S. economy has so far managed to avoid a
recession, we believe that volatility may continue in the
near term as central banks tighten policy amid slowing
economic growth. However, in our view, there continue to be
opportunities for selective investors focused on fundamentals.
Valuations in most global equity markets have improved, while bond yields have reached some of the most attractive levels
since the 2008 global financial crisis.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks high current income and, secondarily, capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Mortgage-Backed Securities Multi-Sector Account
Portfolio returned -9.55% for the 12 months through
February 28, 2023, underperforming its benchmark, the
Bloomberg U.S. Mortgage Backed Securities Index. Past
performance cannot guarantee future results .
What factors influenced the fund’s performance?
During the 12-month reporting period, mortgage-backed
securities (MBS) produced negative returns but outperformed
Treasuries and the broader Bloomberg U.S. Aggregate Bond
Index on a total return basis. MBS faced a challenging
environment as the Federal Reserve raised interest rates and began reducing its holdings in the mortgage sector as part of its campaign to battle elevated inflation.
Within the portfolio, security selection was a major detractor from relative performance. This was mainly due to to-be-
announced (TBA) holdings—which aid the portfolio from a
liquidity perspective—in lower and intermediate coupon
segments. The Fed’s purchases of MBS largely comprised
lower-coupon TBAs, and the start of quantitative tightening in
June 2022 meant more TBA supply needed to be bought by
private investors. Meanwhile, higher funding costs, record
outflows from taxable bond funds, and high interest rate
volatility sapped investor demand for mortgage bonds in
general and TBAs specifically.
Holding greater mortgage risk than the benchmark, which the
use of forward-settling TBAs facilitates, also detracted in an environment where MBS spreads ended wider—albeit well off
their widest levels, thanks to a recovery that began in late
October.
On the positive side, the portfolio’s up-in-coupon bias was the main contributor to relative performance. Lower coupons
suffered from the Fed withdrawing its support as well as a
significant duration extension owing to the rapid ascent in
mortgage rates over the past year, resulting in negative excess returns. By contrast, higher-coupon MBS (4% and above)
posted positive excess returns as investors favored bonds with shorter duration profiles in a rising rate environment. Higher coupons also generated larger income streams to help offset
price declines, while lower coupons had a smaller income
cushion.
Holding modest exposure to interest-only collateralized
mortgage obligations was slightly beneficial as rising rates significantly slowed prepayment speeds, boosting their
income-generating potential.
The fund’s use of derivatives had an overall negative effect on absolute returns. Specifically, the fund maintained meaningful holdings in TBAs, which weighed on absolute performance.
How is the fund positioned?
We held an overweight to conventional 30-year MBS—the
largest component of the index—at the start of the period but progressively shifted to an underweight by period-end.
While reducing 30-year conventionals, we maintained an
overweight to 30-year Government National Mortgage
Association (GNMA) securities. Conventionals offered a
relatively small spread premium versus the fully government-
guaranteed GNMA sector, which is often seen as a relatively
safer asset during periods of risk aversion. We also reduced the portfolio’s underweight to 15-year conventionals and added a small position in 15-year GNMAs, a very small piece of the
index where we saw attractive spreads.
We reduced the portfolio’s exposure to TBAs as the period
progressed. Meanwhile, we increased the allocation to new
production pools, which, like TBAs, offer good liquidity. We also added to some seasoned pools that we believe have less
prepayment risk should mortgage rates pull back from their
recent highs as the Fed’s efforts to slow the economy gain
traction.
Across the coupon spectrum, we held the most sizable
overweight in higher-coupon 30-year mortgages—both
GNMAs and conventionals—that offer lower durations and
larger-than-average spreads. Conversely, the portfolio was
underweight to lower-coupon segments of those markets
where durations are longer and spreads tighter. We were more neutral in the intermediate section of the coupon structure, with a preference for GNMAs over conventionals.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/28/23 6 Months 12 Months
Mortgage-Backed Securities Multi-
Sector Account Portfolio -2.71% -9.55%
Bloomberg U.S. Mortgage Backed
Securities Index -2.47 -9.10

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

What is portfolio management’s outlook?
As the portfolio’s reporting period came to an end, a
surprisingly strong U.S. economy and persistent inflation
indicated that a continuation of hawkish monetary policy by
the Federal Reserve was likely. However, the news of distress in the banking sector that broke in early March has significantly complicated that outlook, and how the Fed balances market
stability with its goal of lowering inflation will be a key factor for MBS and other fixed income sectors going forward.
In the near term, MBS could face headwinds from rate
volatility, but we believe that should ease once we have more clarity on the Fed’s terminal rate. Meanwhile, technical factors are still supportive, given the rise in mortgage rates, which has greatly curbed origination. Moreover, if recession risk
increases, agency MBS could look more attractive for investors compared with credit sectors.
Security selection remains critically important in our
investment approach, and we will continue to rely heavily on our extensive fundamental and quantitative research on the
mortgage market and individual bonds when positioning the
portfolio.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.
CREDIT QUALITY DIVERSIFICATION
U.S. Government Agency Securities* 107%
Reserves -7
Total 100%
Based on net assets as of 2/28/23.
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the
Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as
Not Rated. T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency. Securities that have not been rated by any rating agency totaled 0.00% of the portfolio at the end of the reporting period.
*
U.S. government agency securities are issued or guaranteed by a U.S. government agency and may include conventional pass-
through securities and collateralized mortgage obligations; unlike
Treasuries, government agency securities are not issued directly by the U.S. government and are generally unrated but may have credit support from the U.S. Treasury (e.g., FHLMC and FNMA
issues) or a direct government guarantee (e.g., GNMA issues).
Therefore, this category may include rated and unrated securities.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

RISK OF MBS INVESTING
A mortgage-backed bond, unlike most other bonds, can be
hurt when interest rates fall because homeowners tend to
refinance and prepay principal. Prepayments can cause the
average maturity of the portfolio to shorten, require the fund to reinvest proceeds at lower interest rates, or even cause
certain bonds’ prices to fall below what the fund paid for them, resulting in a capital loss. Increased interest rates can cause the fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. Shareholders are also exposed to
derivatives risk, the potential that our investments in these complex and potentially volatile instruments could affect the fund’s share price.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg U.S. Mortgage Backed
Securities Index are service marks of Bloomberg Finance L.P.
and its affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain
purposes by T. Rowe Price. Bloomberg is not affiliated with
T. Rowe Price, and Bloomberg does not approve, endorse,
review, or recommend its products. Bloomberg does not
guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd.
and its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the
relevant party. Such party, its affiliates and suppliers ("Content
Providers") do not guarantee the accuracy, adequacy,
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not responsible for any errors or omissions (negligent or
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from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual portfolio averages and indexes.
MORTGAGE-BACKED SECURITIES MULTI-SECTOR
ACCOUNT PORTFOLIO
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and (2)
ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns.
You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
MORTGAGE-BACKED SECURITIES MULTI-SECTOR
ACCOUNT PORTFOLIO
Periods Ended 2/28/23 1 Year 5 Years 10 Years
Mortgage-Backed Securities Multi-
Sector Account Portfolio -9.55% -0.15% 0.82%
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on portfolio distributions or the redemption of portfolio shares. Past performance cannot guarantee future results.
Mortgage-Backed Securities Multi-Sector Account Portfolio 0.02%
The expense ratio shown is as of the portfolio’s most recent prospectus.
This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.
Beginning
Account
Value
9/1/22
Ending
Account
Value
2/28/23
Expenses
Paid During
Period*
9/1/22 to
2/28/23
Actual $1,000.00 $972.90 $0.10
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,024.70   0.10
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.02%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

QUARTER-END RETURNS
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Mortgage-Backed Securities
Multi-Sector Account Portfolio -12.30% -0.58% 0.75%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited.
Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares.
This table provides returns net of expenses through the most recent calendar quarter-end rather than through the end of the portfolio’s fiscal period. It shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on portfolio distributions or the redemption of portfolio shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 9 .20 $ 9 .60 $ 9 .53 $ 9 .13 $ 9 .12
Investment activities
Net investment income
(1)(2)
0 .23 0 .08 0 .13 0 .25 0 .26
Net realized and unrealized gain/loss ( 1 .11 ) ( 0 .40 ) 0 .07 0 .42 0 .06
Total from investment activities ( 0 .88 ) ( 0 .32 ) 0 .20 0 .67 0 .32
Distributions
Net investment income ( 0 .22 ) ( 0 .08 ) ( 0 .11 ) ( 0 .27 ) ( 0 .30 )
Tax return of capital – – ( 0 .02 ) – ( 0 .01 )
Total distributions ( 0 .22 ) ( 0 .08 ) ( 0 .13 ) ( 0 .27 ) ( 0 .31 )
NET ASSET VALUE
End of period $ 8 .10 $ 9 .20 $ 9 .60 $ 9 .53 $ 9 .13
Ratios/Supplemental Data
Total return
(2)(3)
( 9 .55 ) % ( 3 .37 ) % 2 .13% 7 .38% 3 .54%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .03% 0 .04% 0 .02% 0 .03% 0 .04%
Net expenses after waivers/payments by Price
Associates 0 .02% 0 .02% 0 .02% 0 .02% 0 .02%
Net investment income 2 .70% 0 .88% 1 .38% 2 .68% 2 .83%
Portfolio turnover rate 775 .5% 916 .0% 500 .2% 344 .9% 299 .6%
Net assets, end of period (in thousands) $ 105,683 $ 132,340 $ 132,924 $ 157,468 $ 84,961
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
February 28, 2023

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 108.4%
U.S. Government Agency
Obligations
77.4%
Federal Home Loan Mortgage
2.50%, 4/1/30  54 50
3.00%, 5/1/27 - 2/1/47  480 433
3.50%, 12/1/41 - 6/1/43  446 420
4.00%, 8/1/40 - 12/1/41  319 307
4.50%, 6/1/39 - 5/1/42  218 217
5.00%, 11/1/33 - 12/1/40  114 114
5.50%, 6/1/35 - 10/1/38  68 70
6.00%, 3/1/23 - 10/1/39  31 31
6.50%, 9/1/34 - 9/1/39  37 39
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 2.851%,
4/1/37  1 1
12M USD LIBOR + 1.78%, 3.581%,
6/1/37  2 2
12M USD LIBOR + 1.828%, 4.203%,
2/1/37  1 1
12M USD LIBOR + 1.842%, 4.091%,
1/1/37  1 1
12M USD LIBOR + 1.93%, 4.187%,
12/1/36  1 1
12M USD LIBOR + 2.03%, 4.276%,
11/1/36  1 1
12M USD LIBOR + 2.22%, 4.558%,
2/1/37  1 1
1Y CMT + 2.125%, 3.568%, 8/1/23  — —
1Y CMT + 2.245%, 4.37%, 1/1/36  1 1
1Y CMT + 2.25%, 3.928%, 10/1/36  — —
1Y CMT + 2.347%, 4.472%, 11/1/34  6 6
Federal Home Loan Mortgage, CMO,
6.00%, 3/15/32  18 19
Federal Home Loan Mortgage, CMO,
IO
3.00%, 12/15/32  175 9
4.50%, 5/25/50  582 108
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  392 339
2.00%, 7/1/37 - 5/1/52  11,151 9,127
2.50%, 3/1/42 - 9/1/52  9,223 7,857
3.00%, 5/1/31 - 6/1/52  2,320 2,077
3.50%, 5/1/31 - 8/1/52  1,235 1,143
4.00%, 6/1/37 - 9/1/52  664 633
4.50%, 9/1/37 - 12/1/52  204 198
5.00%, 9/1/52  169 166
Federal National Mortgage Assn.
3.50%, 6/1/42 - 5/1/46  988 921
4.00%, 11/1/40  180 171
Federal National Mortgage Assn.,
ARM
12M USD LIBOR + 1.34%, 3.59%,
12/1/35  1 1
12M USD LIBOR + 1.70%, 3.95%,
11/1/37  2 2
Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 1.881%, 4.131%,
8/1/36  2 2
Federal National Mortgage Assn.,
UMBS
1.50%, 4/1/37 - 1/1/42  2,430 2,073
2.00%, 4/1/37 - 5/1/52  12,684 10,452
2.50%, 8/1/31 - 4/1/52  10,564 9,126
3.00%, 2/1/30 - 2/1/52  10,099 9,107
3.50%, 11/1/25 - 10/1/52  5,027 4,688
4.00%, 12/1/30 - 9/1/52  4,210 4,034
4.50%, 7/1/39 - 8/1/52  3,243 3,171
5.00%, 2/1/24 - 9/1/52  1,715 1,711
5.50%, 11/1/23 - 5/1/44  362 369
6.00%, 1/1/24 - 2/1/53  3,249 3,303
6.50%, 2/1/32 - 10/1/39  55 58
Federal National Mortgage Assn.,
UMBS, TBA  (1)
3.00%, 3/1/38  330 308
5.50%, 3/1/53  491 490
6.00%, 3/1/53  258 261
6.50%, 3/1/53  650 666
UMBS, TBA  (1)
1.50%, 3/1/38  1,262 1,090
2.00%, 3/1/38 - 3/1/53  3,092 2,631
2.50%, 3/1/38 - 3/1/53  1,634 1,406
3.00%, 3/1/53  1,023 900
3.50%, 3/1/53  727 662
4.00%, 3/1/53  214 201
4.50%, 3/1/53  271 261
5.00%, 3/1/53  425 418
81,855
U.S. Government Obligations
31.0%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  446 383
2.00%, 3/20/51 - 3/20/52  5,609 4,709
2.50%, 8/20/50 - 3/20/52  5,717 4,950
3.00%, 9/15/42 - 6/20/52  4,756 4,293
3.50%, 9/15/41 - 10/20/52  3,131 2,920
4.00%, 2/20/40 - 10/20/52  2,783 2,648
4.50%, 6/15/39 - 10/20/52  2,149 2,101
5.00%, 1/20/33 - 8/20/50  922 930
5.50%, 2/20/33 - 12/20/52  3,679 3,711
6.00%, 9/20/34 - 9/20/38  95 100
6.50%, 12/20/52  255 261
7.00%, 1/20/53  330 340
Government National Mortgage Assn.,
ARM, 1Y CMT + 1.50%, 2.875%,
5/20/34  10 10
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  14 13
3.50%, 5/20/49 - 10/20/50  419 367
4.00%, 7/20/40  20 20
Government National Mortgage Assn.,
CMO, IO
3.50%, 2/20/41 - 5/20/43  72 7
4.00%, 5/20/37 - 2/20/43  23 3

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn.,
TBA  (1)
2.00%, 3/20/53  1,053 882
2.50%, 3/20/53  281 243
3.00%, 3/20/53  276 246
3.50%, 3/20/53  762 700
4.00%, 3/20/53  491 464
6.00%, 3/20/53  1,110 1,126
6.50%, 3/20/53  1,320 1,351
32,778
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$124,010) 114,633
SHORT-TERM INVESTMENTS 5.7%
Money Market Funds 5.7%
T. Rowe Price Government Reserve
Fund, 4.60%  (2)(3) 5,978 5,978
Total Short-Term Investments (Cost
$5,978) 5,978
Total Investments in Securities
114.1% of Net Assets
(Cost $129,988) $ 120,611
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 3 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $14,306 and represents 13.5% of net assets.
(2) Seven-day yield
(3) Affiliated Companies
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
IO Interest-only security for which the fund receives interest on notional principal
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Par $ Value
(Amounts in 000s)
TBA SALES COMMITMENTS (2.0)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES (2.0)%
U.S. Government Agency
Obligations
(1.7)%
UMBS, TBA
3.50%, 3/1/38 - 3/1/53  575 (537)
4.00%, 3/1/53  657 (617)
4.50%, 3/1/53  641 (617)
(1,771)
U.S. Government Obligations
(0.3)%
Government National Mortgage Assn.,
TBA, 3.50%, 3/20/53  336 (309)
(309)
Total TBA Sales Commitments
(Proceeds $(2,089)) (2,080)

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended February 28, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ —# $ — $ 327+
Supplementary Investment Schedule
Affiliate
Value
02/28/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government Reserve Fund, 4.60% $ 46,532  ¤   ¤ $ 5,978^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $327 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,978.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
February 28, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $129,988) $ 120,611
Receivable for investment securities sold 8,309
Interest receivable 312
Cash 1
Total assets 129,233
Liabilities
Payable for investment securities purchased 21,437
TBA Sales Commitments (proceeds $2,089) 2,080
Interest payable 3
Other liabilities 30
Total liabilities 23,550
NET ASSETS $ 105,683
Net Assets Consist of:
Total distributable earnings (loss) $ (18,668)
Paid-in capital applicable to 13,040,536 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 124,351
NET ASSETS $ 105,683
NET ASSET VALUE PER SHARE $ 8.10

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/23
Investment Income (Loss)
    Interest $ 2,652
Dividend 327
Total income 2,979
Expenses
Custody 33
Miscellaneous 1
Waived / paid by Price Associates (11)
Total expenses 23
Net investment income 2,956
Realized and Unrealized Gain / Loss –
Net realized loss on securities (5,137)
Change in net unrealized gain / loss
Securities (8,375)
TBA Sales Commitments (14) 14
Change in net unrealized gain / loss (8,361)
Net realized and unrealized gain / loss (13,498)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (10,542)

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
2/28/23 2/28/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,956 $ 1,171
Net realized loss (5,137) (2,402)
Change in net unrealized gain / loss (8,361) (3,688)
Decrease in net assets from operations (10,542) (4,919)
Distributions to shareholders
Net earnings (2,901) (1,120)
Capital share transactions
*
Shares sold 27,735 33,550
Distributions reinvested 2,901 1,120
Shares redeemed (43,850) (29,215)
Increase (decrease) in net assets from capital share transactions (13,214) 5,455
Net Assets
Decrease during period (26,657) (584)
Beginning of period 132,340 132,924
End of period $ 105,683 $ 132,340
*Share information (000s)
Shares sold 3,441 3,522
Distributions reinvested 350 118
Shares redeemed (5,139) (3,104)
Increase (decrease) in shares outstanding (1,348) 536

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Mortgage-Backed Securities Multi-Sector Account Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund is available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and is not available for direct purchase by members of the public.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic
848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021
which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued
ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-announced (TBA)
purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-
backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted
“good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions.
Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively,
MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of February 28, 2023, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR).
While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
U.S. Government & Agency Mortgage-Backed Securities $ — $ 114,633 $ — $ 114,633
Short-Term Investments 5,978 — — 5,978
Total $ 5,978 $ 114,633 $ — $ 120,611
Liabilities
TBA Sales Commitments $ — $ 2,080 $ — $ 2,080

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Other  Purchases and sales of U.S. government securities aggregated $939,821,000 and $957,538,000, respectively, for the year ended
February 28, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss
($000s)
February 28,
2023
February 28,
2022
Ordinary income (including short-term capital gains, if any) $ 2,901 $ 1,120
($000s)
Cost of investments $ 130,090
Unrealized appreciation $ 69
Unrealized depreciation (9,539)
Net unrealized appreciation (depreciation) $ (9,470)
($000s)
Undistributed ordinary income $ 25
Net unrealized appreciation (depreciation) (9,470)
Loss carryforwards and deferrals (9,223)
Total distributable earnings (loss) $ (18,668)

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expense in excess of a specified custody fee limitation but excluding interest and borrowing-related charges; taxes; brokerage fees and commissions (including dealer markups and spreads), transfer taxes, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities and other holdings; and non-recurring, extraordinary expenses. The agreement provides that the fund will bear custody expense up to the custody fee limitation, equal to 0.02%
of the fund’s average daily net assets. Expenses of the fund paid by the manager are not subject to later repayment by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended February 28, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Multi-Sector Account Portfolios, Inc.
and Shareholders of T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mortgage-
Backed Securities Multi-Sector Account Portfolio (one of the portfolios constituting T. Rowe Price Multi-Sector Account Portfolios, Inc.,
referred to hereafter as the "Fund") as of February 28, 2023, the related statement of operations for the year ended February 28, 2023, the statement of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28,
2023 and the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
April 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section 163(j), $2,622,000 of the fund’s income qualifies as a
Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
( a)
INTERESTED  DIRECTORS
( a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2013 [205]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker (1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

OFFICERS
Name (Year of Birth)
Position Held with Multi-Sector Account Portfolios  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Scott Edwin Ackerman (1987)
Vice President
Assistant Vice President, T. Rowe Price
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Stephen L. Bartolini, CFA (1977)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Steven E. Boothe, CFA (1977)
President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel of Pacific Investment
Management Company LLC (to 2017)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Michael J. Conelius, CFA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Michael Patrick Daley (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Ramon Roberto de Castro (1966)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Stephen M. Finamore, CFA (1976)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Name (Year of Birth)
Position Held with Multi-Sector Account Portfolios  Principal Occupation(s)
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Michael J. Grogan, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly, Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Keir R. Joyce, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Michael Lambe, CFA (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Paul M. Massaro, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Michael J. McGonigle (1966)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc. and Price International; formerly,
Senior Economist, HSBC Bank Middle East Ltd (to 2019)
Ka Yi Claire Ng (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Alexander S. Obaza (1981)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Kenneth A. Orchard (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Miso Park, CFA (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Name (Year of Birth)
Position Held with Multi-Sector Account Portfolios  Principal Occupation(s)
Rodney M. Rayburn, CFA (1970)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Theodore E. Robson, CFA (1965)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Brian A. Rubin, CPA (1974)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Jeanny Silva (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Robert D. Thomas (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Michael J. Trivino (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Wesley R. Trowbridge (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Lauren T. Wagandt (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Bineesha Wickremarachchi, CFA (1980)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Rebecca Willey  (1987)
Vice President
Vice President, T. Rowe Price
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Lei Zhu  (1980)
Vice President
Vice President, T. Rowe Price; formerly, Senior Analyst/Assistant Portfolio
Manager/Trading Analyst, Metacapital Management (to 2020)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202304-2689310 E326-050 4/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$30,755	$30,530
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,454,000 and $3,749,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Sector Account Portfolios, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 19, 2023